Other assets, income, expenses and non-controlling interest - Non-controlling interests (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Assets	$ 365,873	$ 377,348
Liabilities - current	(28,118)	(47,241)
Non-controlling interests
Disclosure of associates [line items]
Assets	3,780	3,518
Liabilities - current	(10)	(640)
Liabilities - long-term	$ (3,770)	$ (2,878)